EQUITY - Capital reserves - Treasury Shares (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Balance	R$ 606,536	R$ 110,541
Amount paid for shares acquired	R$ 495,995	R$ 22,721
Common shares
EQUITY
Balance (in shares)	14,046,652	2,810,752
Treasury share
EQUITY
Balance (in shares)	14,046,652
Number of shares acquired		519,605
Treasury share | Common shares
EQUITY
Balance (in shares)	11,235,900
Balance	R$ 495,995
Number of shares acquired	286,800
Treasury share | Preferred shares
EQUITY
Number of shares acquired		232,805